UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Exchange Reserve Fund

S E M I - A N N U A L

R E P O R T

JANUARY 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)[i] increased 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the six months ended January 31, 2007, two-year Treasury yields moved from 4.97% to 4.94%. Over the same period, 10-year Treasury yields fell from 4.99% to 4.83%. The yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Legg Mason Partners Exchange Reserve Fund	I

Performance Review

As of January 31, 2007, the seven-day current yield for Class B shares of the Legg Mason Partners Exchange Reserve Fund was 4.30% and its seven-day effective yield, which reflects compounding, was 4.39%.[1]

Legg Mason Partners Exchange Reserve Fund Yields as of January 31, 2007 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class B Shares	4.30%	4.39%
Class C Shares	4.13%	4.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.Yields will fluctuate. Current reimbursements and/or fee waivers are voluntary and may be reduced or ter- minated at any time.Absent these reimbursements and/or fee waivers, the seven-day current yield would have been 4.29% and 4.12% and the seven-day effective yield would have been 4.38% and 4.21% for Class B and Class C shares,respectively.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notices

Shareholders approved a reorganization pursuant to which the Fund’s assets have been acquired, and its liabilities assumed by Smith Barney Money Funds, Inc. – Cash Portfolio (“the Acquiring Fund”), in exchange for shares of the Acquiring Fund, effective as of the close of business on March 16, 2007. The Fund has been terminated, and shares of the Acquiring Fund have been distributed to Fund shareholders.

The Fund was formerly known as Smith Barney Exchange Reserve Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Legg Mason Partners Exchange Reserve Fund

government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 20, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Legg Mason Partners Exchange Reserve Fund	III

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Investment Breakdown

As a Percent of Total Investments

Commercial Paper

Certificates of Deposit (Yankee)

U.S. Government Agency

Certificate of Deposit

Time Deposit

68.9%

0.0%

20.0%

40.0%

60.0%

80.0%

January 31, 2007

Fund at a Glance (unaudited)

27.2%

0.9%

0.4%

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on redemptions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)

Class B	2.13%	$1,000.00	$1,021.30	1.10%	$5.60

Class C	2.09	1,000.00	1,020.90	1.19	6.06

(1)	For the six months ended January 31, 2007.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

Class B	5.00%	$1,000.00	$1,019.66	1.10%	$5.60

Class C	5.00	1,000.00	1,019.21	1.19	6.06

(1)	For the six months ended January 31, 2007.
(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	3

Schedule of Investments (January 31, 2007) (unaudited)
LEGG MASON PARTNERS EXCHANGE RESERVE FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.2%
Commercial Paper (a) — 69.1%
$6,445,000	Albis Capital Corp., 5.370% due 4/10/07	$6,380,478
5,000,000	Atlantic Asset Securitization Corp., 5.292% due 2/23/07	4,983,897
7,000,000	Beethoven Funding Corp., 5.364% due 2/14/07	6,986,552
7,000,000	Berkeley Square Finance LLC, 5.314% due 2/8/07 (b)	6,992,800
5,000,000	Cobbler Funding LLC, 5.368% due 7/20/07	4,877,475
915,000	Concord Minutemen Capital Co., 5.315% due 2/6/07 (b)	914,328
8,000,000	Davis Square Funding IV Corp., 5.340% due 4/16/07	7,913,338
6,999,000	Ebury Finance Ltd., 5.303% due 2/7/07 (b)	6,992,841
1,005,000	Eramus Capital Corp., 5.365% due 7/31/07	978,770
8,000,000	Fenway Funding LLC, 5.334% due 3/20/07	7,944,801
7,000,000	Halkin Finance LLC, 5.339% due 3/19/07	6,952,773
5,000,000	Hannover Funding Co. LLC, 5.298% due 2/21/07	4,985,333
5,000,000	Ivory Funding Corp., 5.309% due 2/23/07	4,983,836
5,000,000	Kaiserplatz Delaware, 5.340% due 4/4/07	4,955,222
8,000,000	Liberty Street Funding Corp., 5.322% due 2/1/07	8,000,000
5,000,000	Master Funding LLC, Series B, 5.339% due 3/16/07	4,968,407
7,000,000	Mica Funding LLC, 5.309% due 2/1/07 (b)	7,000,000
8,001,000	Monument Gardens Funding LLC, 5.302% due 2/26/07 (b)	7,971,663
7,000,000	Morrigan TRR Funding LLC, 5.369% due 2/7/07 (b)	6,993,770
8,000,000	Tasman Funding Inc., 5.294% due 2/22/07	7,975,407
7,000,000	Thornburg Mortgage Capital Resource, 5.338% due 2/20/07	6,980,420
8,000,000	White Pine Finance LLC, 5.303% due 2/16/07 (b)	7,982,400

	Total Commerical Paper	134,714,511

Certificate of Deposit — 0.9%
1,750,000	Wells Fargo Bank NA, 5.060% due 2/26/07	1,749,449

Certificates of Deposit (Yankee) — 27.3%
1,190,000	Abbey National Treasury Services PLC, 5.170% due 4/3/07	1,189,351
7,000,000	Banco Bilbao, 5.315% due 4/26/07	6,999,949
5,000,000	BNP Paribas NY Branch, 5.320% due 2/14/07	5,000,004
7,000,000	Credit Suisse New York, 5.300% due 3/5/07	7,000,000
7,000,000	Depfa Bank PLC , 5.310% due 4/18/07	7,000,000
7,000,000	Deutsche Bank NY, 5.290% due 2/26/07	7,000,000
5,000,000	Dexia Credit Local NY, 4.970% due 2/7/07	4,999,710
7,000,000	Natexis Banque Populaires NY, 5.000% due 2/8/07	6,999,302
7,000,000	Rabobank Nederland NY, 5.280% due 3/2/07	7,000,002

	Total Certificates of Deposit (Yankee)	53,188,318

Time Deposit — 0.4%
805,000	Calyon Grand Cayman Time Deposit, 5.310% due 2/1/07	805,000

U.S. Government Agency — 2.5%
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB,
	5.195% due 4/3/07 (a)	4,958,147

See Notes to Financial Statements.

4	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)
Face Amount	Security	Value

	TOTAL INVESTMENTS –– 100.2% (Cost — $195,415,425#)	$195,415,425
	Liabilities in Excess of Other Assets — (0.2)%	(359,533)

	TOTAL NET ASSETS — 100.0%	$195,055,892

(a)	Rate shown represents yield to maturity.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	5

Statement of Assets and Liabilities (January 31, 2007) (unaudited)
ASSETS:
Investments, at amortized cost	$195,415,425
Cash	17
Interest receivable	916,057
Receivable for Fund shares sold	314,673
Receivable from manager	11,533
Deferred compensation	11,503
Prepaid expenses	24,500
Total Assets	196,693,708
LIABILITIES:
Payable for Fund shares repurchased	1,258,611
Distribution fees payable	113,985
Investment management fee payable	75,759
Trustees’ fees payable	24,463
Deferred compensation payable	13,324
Distributions payable	12,743
Accrued expenses	138,931
Total Liabilities	1,637,816
Total Net Assets	$195,055,892

NET ASSETS:
Par value (Note 5)	$195,077
Paid-in capital in excess of par value	194,868,444
Overdistributed net investment income	(6,668)
Accumulated net realized loss on investment transactions	(961)
Total Net Assets	$195,055,892

Shares Outstanding:
Class B	39,039,770
Class C	156,036,801
Net Asset Value:
Class B *	$1.00
Class C *	$1.00
*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

6	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended January 31, 2007) (unaudited)
INVESTMENT INCOME:
Interest	$5,397,298
EXPENSES:
Distribution fees (Notes 2 and 3)	503,827
Investment management fee (Note 2)	453,444
Transfer agent fees (Note 3)	148,033
Restructuring and reorganization fees (Note 10)	48,413
Registration fees	30,902
Trustees’ fees (Note 10)	29,193
Shareholder reports (Note 3)	10,655
Audit and tax	9,925
Legal fees	9,797
Insurance	2,821
Custody fees	1,730
Miscellaneous expenses	4,558
Total Expenses	1,253,298
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(11,738)
Net Expenses	1,241,560
Net Investment Income	4,155,738
Net Realized Gain From Investment Transactions	5
Increase in Net Assets From Operations	$4,155,743

See Notes to Financial Statements.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	7

Statements of Changes in Net Assets
For the six months ended January 31, 2007 (unaudited)
and the year ended July 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$4,155,738	$6,160,978
Net realized gain (loss)	5	(739)
Increase in Net Assets From Operations	4,155,743	6,160,239
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(4,155,738)	(6,160,978)
Decrease in Net Assets From Distributions to Shareholders	(4,155,738)	(6,160,978)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	84,352,556	219,516,336
Reinvestment of distributions	3,981,287	5,965,175
Cost of shares repurchased	(91,898,683)	(214,428,689)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,564,840)	11,052,822
Increase (Decrease) in Net Assets	(3,564,835)	11,052,083
NET ASSETS:
Beginning of period	198,620,727	187,568,644
End of period*	$195,055,892	$198,620,727

* Includes overdistributed net investment income of:	$(6,668)	$(6,668)

See Notes to Financial Statements.

8	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004		2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.021		0.034	0.012	0.001		0.003	0.010
Net realized gain (loss)(3)	0.000		(0.000)	(0.000)	0.000		(0.000)	0.000

Total Income From Operations	0.021		0.034	0.012	0.001		0.003	0.010

Less Distributions From:
Net investment income	(0.021)		(0.034)	(0.012)	(0.001)		(0.003)	(0.010)
Net realized gains	—		—	—	(0.000	)(3)	—	(0.000	)(3)

Total Distributions	(0.021)		(0.034)	(0.012)	(0.001)		(0.003)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000

Total Return(4)	2.13%		3.40%	1.26%	0.10%		0.30%	1.04%

Net Assets, End of Period (millions)	$39		$48	$61	$91		$128	$164

Ratios to Average Net Assets:
Gross expenses	1.17	%(5)†	1.14%	1.20%	1.21%		1.17%	1.19%
Net expenses	1.16	(5)(6)†	1.13 (6)	1.17 (6)	0.99	(6)	1.12 (6)	1.19
Net investment income	4.19	(5)	3.28	1.19	0.10		0.31	1.03

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended January 31, 2007 (unaudited).
(3)	Amount represents less than $0.001 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.10% and 1.10%, respectively (Note 10).

See Notes to Financial Statements.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	9

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004		2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.021		0.032	0.011	0.001		0.003	0.010
Net realized gain (loss)(3)	0.000		(0.000)	(0.000)	0.000		(0.000)	0.000

Total Income From Operations	0.021		0.032	0.011	0.001		0.003	0.010

Less Distributions From:
Net investment income	(0.021)		(0.032)	(0.011)	(0.001)		(0.003)	(0.010)
Net realized gains	—		—	—	(0.000	)(3)	—	(0.000	)(3)

Total Distributions	(0.021)		(0.032)	(0.011)	(0.001)		(0.003)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000

Total Return(4)	2.09%		3.21%	1.11%	0.11%		0.29%	1.02%

Net Assets, End of Period (millions)	$156		$151	$127	$114		$91	$78

Ratios to Average Net Assets:
Gross expenses	1.26	%(5)†	1.32%	1.35%	1.22%		1.20%	1.22%
Net expenses	1.25	(5)(6)†	1.31 (6)	1.33 (6)	0.99	(6)	1.13 (6)	1.22
Net investment income	4.11	(5)	3.19	1.12	0.11		0.28	0.98

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended January 31, 2007 (unaudited).
(3)	Amount represents less than $0.001 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.19%, respectively (Note 10).

See Notes to Financial Statements.

10	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Exchange Reserve Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	11

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended January 31, 2007, the Fund was reimbursed for expenses amounting to $11,738.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the six months ended January 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C

CDSCs	$28,000*	$2,000*

*	Amount represents less than $1,000.

12	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2007, the Fund had accrued $13,324 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets for each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class B	$112,993	$ 15,955	$ 2,974
Class C	390,834	132,078	7,681

Total	$503,827	$148,033	$10,655

4.	Distributions to Shareholders by Class

	Six Months Ended January 31, 2007	Year Ended July 31, 2006

Net Investment Income:
Class B	$ 946,640	$1,704,470
Class C	3,209,098	4,456,508

Total	$4,155,738	$6,160,978

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	13

Notes to Financial Statements (unaudited) (continued)

5.	Shares of Beneficial Interest

At January 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and C shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of beneficial interest of the Fund, each at $1.00, were as follows:

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
	Shares	Shares

Class B
Shares sold	10,465,011	30,510,430
Shares issued on reinvestment	826,368	1,485,365
Shares repurchased	(19,686,837)	(45,514,402)

Net Decrease	(8,395,458)	(13,518,607)

Class C
Shares sold	73,887,545	189,005,906
Shares issued on reinvestment	3,154,919	4,479,810
Shares repurchased	(72,211,848)	(168,914,287)

Net Increase	4,830,616	24,571,429

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6.	Capital Loss Carryforward

As of July 31, 2006, the Fund had a net capital loss carryforward of approximately $238, of which $53 expires in 2012 and $185 expires in 2014. This amount will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that:

14	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*   *   *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

16	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10. Special Shareholder Meeting and Reorganization

Shareholder approval of a reorganization pursuant to which the Fund’s assets have been acquired and its liabilities assumed by Smith Barney Money Funds, Inc. – Cash Portfolio (the “Acquiring Fund’’), in exchange for shares of the Acquiring Fund was obtained at the November 2006 shareholder meeting. The Fund has been terminated, and shares of the Acquiring Fund were distributed to Fund shareholders, effective as of the close of business on March 16, 2007.

Under the reorganization, Fund shareholders received shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. It is anticipated that as a result of the reorganization, Fund shareholders will recognize no gain or loss for federal income tax purposes.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

Shareholders also approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information’’ at the end of this report.

18	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

On November 20, 2006, a Special Meeting of Shareholders was held to approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the corresponding Smith Barney Money Funds, Inc. – Cash Portfolio (the ‘‘Acquiring Fund’’) to be distributed to the shareholders of the Fund and (ii) the subsequent termination of the Fund. The following table provides the number of votes cast for, or withheld, as well as the number of abstentions for the matter voted on at the Special Meeting of Shareholders:

Agreement and Plan of Reorganization

Votes For	Votes Against	Abstentions

99,501,831.147	2,746,600.407	5,149,838.826

Results of Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Agreement and Plan of Reorganization.

1. Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions

Elliot J. Berv	326,009,773.489	11,257,152.959	0.000
A. Benton Cocanougher	325,898,190.365	11,368,736.083	0.000
Jane F. Dasher	325,981,749.911	11,285,176.537	0.000
Mark T. Finn	326,021,537.213	11,245,389.235	0.000
Rainer Greeven	325,791,305.447	11,475,621.001	0.000
Stephen Randolph Gross	325,876,625.182	11,390,301.266	0.000
Richard E. Hanson Jr.	325,872,007.984	11,394,918.464	0.000
Diana R. Harrington	325,746,405.962	11,520,520.486	0.000
Susan M. Heilbron	325,931,445.925	11,335,480.523	0.000
Susan B. Kerley	326,017,231.539	11,249,694.909	0.000
Alan G. Merten	326,036,225.507	11,230,700.941	0.000
R. Richardson Pettit	325,970,651.286	11,296,275.162	0.000
R. Jay Gerken	325,892,587.522	11,374,338.926	0.000

†	Board Members are elected by the shareholders of all of the series of the Trust, of which the Fund is a series.

Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report	19

Additional Shareholder Information (unaudited)(continued)

2. Approval of Step 2 of Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as Corresponding
Series of an Existing Trust	307,560,618.605	6,655,446.571	9,349,472.272	13,701,389.000

On January 29, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, or against, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Reorganize as Corresponding Series of an Existing Trust, (2) Reorganize as Series of a Maryland Business Trust and (3) Revise, Convert and Remove Fundamental Investment Policies.

1. Reorganize as Corresponding Series of an Existing Trust

Votes For	Votes Against	Abstentions	Broker Non-Votes

83,986,296.374	2,069,252.671	3,559,207.127	1,832,833.000

2. Reorganize as Series of a Maryland Business Trust

Votes For	Votes Against	Abstentions	Broker Non-Votes

83,850,588.054	2,110,788.891	3,653,379.227	1,832,833.000

3. Revise, Convert and Remove Fundamental Investment Policies

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Revise:
Borrowing Money	83,801,828.341	2,256,872.104	3,556,055.727	1,832,833.000
Underwriting	83,797,769.731	2,209,945.554	3,607,040.887	1,832,833.000
Lending	84,098,392.791	1,902,989.924	3,613,373.457	1,832,833.000
Issuing Senior Securities	83,877,470.301	2,118,495.274	3,618,790.597	1,832,833.000
Real Estate	83,877,404.371	2,116,669.504	3,620,682.297	1,832,833.000
Commodities	83,793,960.081	2,072,221.124	3,748,574.967	1,832,833.000
Concentration	83,902,693.301	2,093,339.154	3,618,723.717	1,832,833.000
Convert:
Fundamental to
Non-Fundamental	83,784,022.231	2,193,007.814	3,637,726.127	1,832,833.000
Remove:
Diversification	83,886,434.741	2,109,597.714	3,618,723.717	1,832,833.000
Purchasing Securities on Margin
and Making Short Sales	83,900,019.781	2,129,544.444	3,585,191.947	1,832,833.000
Equity Securities and Bonds	83,738,023.881	2,174,955.664	3,701,776.627	1,832,833.000

20	Legg Mason Partners Exchange Reserve Fund 2007 Semi-Annual Report

Legg Mason Partners Exchange Reserve Fund

INVESTMENT MANAGER
TRUSTEES
Lee Abraham Jane F. Dasher R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

Western Asset Management

     Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Exchange Reserve Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor
     Services, LLC
Member NASD, SIPC

FD02388 3/07                    SR07-285

Legg Mason Partners
Exchange Reserve Fund

The Fund is a separate investment fund of Legg Mason Partners Income
Funds, a Massachusetts business trust.

LEGG MASON PARTNERS EXCHANGE RESERVE FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call
Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) on the
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Legg Mason Partners Income Funds

Date: April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Legg Mason Partners Income Funds

Date: April 5, 2007

By:	/s/ Robert J. Brault
Robert J. Brault Chief Financial Officer of Legg Mason Partners Income Funds

Date: April 5, 2007